Wall Street Series VULTM
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by
Union Security Insurance Company
With Sub-Accounts offered in connection with its
Union Security Insurance Company Variable Account C

Administered by
The Prudential Insurance Company of America

Updating Summary Prospectus
May 1, 2022

This summary prospectus summarizes certain aspects of the Policy. The prospectus contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.policyowner-services.com/productperformance. You can also obtain this information at no cost by calling 800-231-5453 or contacting your financial professional.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

In compliance with U.S. law, Union Security Insurance Company delivers this prospectus to Policy Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to Policy Owners while outside of the United States.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES
Charges For Early Withdrawals
If you surrender your Policy for its entire Cash Surrender Value within the first 14 Policy years (or within 14 years of an increase in Face Amount), you will be assessed a surrender charge. The maximum surrender charge is set forth in your Policy and equals 4% of Face Amount. The charge applies to Policy surrenders and lapses. The maximum surrender charge on a full surrender of a Policy with a $100,000 Face Amount is $4,000. For more information, please refer to the Surrender Charge subsection of the prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include a tax charge (to cover local, state and federal taxes), transfer fee and withdrawal charge. For more information on transaction charges, please refer to the FEE TABLE section of the prospectus.

Ongoing Fees And Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and risk classification). Investors should view the specifications pages of their Policy for applicable rates.
Policy Owners will also bear expenses associated with the Funds under the Policy, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.14%	0.74%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of the prospectus and APPENDIX A, which is part of the prospectus and included below.
RISKS
Risk Of Loss	You can lose money by investing in the Policy. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE POLICY section of the prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered. Accessing the values in your Policy through withdrawals or loans may increase the chance that your Policy will lapse. Surrendering your Policy in the early years may be subject to substantial surrender charges. Withdrawals, loans, and surrendering your Policy may have tax consequences. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE POLICY section and Tax Treatment Of Policy Benefits subsection of the prospectus.

Risks Associated With Investment Options
An investment in the Policy is subject to the risk of poor performance and can vary depending on the performance of the investment options available under the Policy (e.g. the Funds). Each investment option (including the General Account investment option) will have its own unique risks. You should review all investment options available under the Policy before making an investment decision. Fund prospectuses can be obtained from your financial professional, at www.prudential.com/hig-funds or by calling 800-231-5453. For more information on the Funds, please refer to the Investment Performance subsection of the PRINCIPAL RISKS OF INVESTING IN THE POLICY section and The Funds subsection of the prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to Union Security. Any obligations (including under the General Account investment option), guarantees, or benefits are subject to the claims-paying ability of Union Security. More information about Union Security, including its financial strength ratings, is available upon request by calling 800-231-5453 and at www.cunamutual.com/about-us/financial-information. For more information, please refer to the GENERAL DESCRIPTIONS OF UNION SECURITY INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of the prospectus.

Policy Lapse
Death benefits will not be paid if the Policy has lapsed. If the Guaranteed Death Benefit is not available, the Policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the monthly deduction amount or if total Indebtedness equals or exceeds the Cash Value. Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Policy to lapse.
We will keep your Policy in force for the 61-day grace period following the date your Policy goes into default. However, if we have not received the required premiums (specified in your lapse notice) by the end of the grace period, the Policy will terminate. If the insured dies during the grace period, we will pay the death proceeds.
A Policy that lapses may be reinstated within five years after termination if you submit satisfactory evidence of insurability to us, any Indebtedness existing at the time the Policy was terminated is repaid or carried over to the reinstated Policy; and you pay a premium sufficient to cover: (a) all monthly deduction amounts that are due and unpaid during the grace period and (b) the sum of monthly deduction amounts for the next two months after the date the Policy is reinstated. For more information please refer to the LAPSE AND REINSTATEMENT section of the prospectus.

RESTRICTIONS
Investments
You may transfer amounts among the General Account and the Sub-Accounts subject to certain restrictions. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Policy Value more than once a Valuation Day.
You are allowed to submit a total of 20 Sub-Account transfers each Policy year by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. We may charge an administrative transfer fee of up to $25 per transfer after the first transfer you make in any month, however, we are currently not assessing an administrative transfer fee.
You may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value, excluding loans. However, if the value of the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account. As a result of these restrictions, it can take several years to transfer amounts from the General Account to the Sub-Accounts.
We reserve the right to remove or substitute Funds as investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of the prospectus and APPENDIX A.

Optional Benefits
As a Policy Owner, you may be able to obtain extra fixed benefits under your Policy, which may require that you pay additional charges. These optional insurance benefits are described in what is known as "riders" to the Policy. Riders are generally only available at Policy issuance, unless noted otherwise.
Rider benefits will no longer be available if the Policy lapses or you request a full surrender of the Policy. Some riders are not available in conjunction with other riders and other restrictions may apply. Some riders described in the prospectus, such as the Accelerated Benefit Rider, are subject to benefit limitations and eligibility requirements.
Some riders described in the prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of the prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Policy, please refer to the RIDERS section of the prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. There is no additional tax benefit if you purchase the Policy through a tax-qualified plan. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties. For more information on tax implications relating to Policy investments, please refer to the TAXES section of the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Policy to investors and may have a financial incentive to offer or recommend the Policy over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of the prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your Policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing Policy. For more information on exchanges, please refer to the paragraph titled Replacement Of a Policy in the PRINCIPAL RISKS OF INVESTING IN THE POLICY section of the prospectus.

APPENDIX A: Funds Available Under the Policy
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/HIG-Funds. You can also request this information at no cost by calling (800) 231-5453. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Policy may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Blend	BlackRock S&P 500 Index V.I. Fund (Class I) - BlackRock Advisors, LLC	0.14%	28.53%	18.26%	16.25%
Money Market	**Fidelity® VIP Government Money Market Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.48%	0.01%	0.76%	0.39%
Large-Cap Blend	Hartford Balanced HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.65%	19.64%	12.43%	11.02%
Large-Cap Blend	*Hartford Capital Appreciation HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.67%	14.76%	15.86%	14.67%
Large-Cap Growth	Hartford Disciplined Equity HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.60%	25.52%	18.88%	17.41%
Large-Cap Value	Hartford Dividend and Growth HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.66%	32.00%	15.44%	14.70%
Global/International	Hartford International Opportunities HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.74%	7.82%	10.81%	9.24%
Mid-Cap Blend	Hartford MidCap HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.69%	9.91%	16.05%	16.11%
Small Cap Growth	Hartford Small Cap Growth HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.64%	4.02%	14.81%	14.91%
Large-Cap Blend	Hartford Stock HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.51%	24.98%	17.08%	15.12%
Fixed Income	Hartford Total Return Bond HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.50%	(0.95)%	4.51%	3.82%
Fixed Income	Hartford Ultrashort Bond HLS Fund (Class IA) - Hartford Funds Management Company, LLC / Wellington Management Company LLP	0.44%	(0.19)%	1.32%	N/A
* Closed to new and subsequent premium payments and transfers of Policy Value.
** In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

GLOSSARY: Definitions Of Special Terms Used In This Summary Prospectus
Cash Surrender Value: The Cash Value less all Indebtedness.
Cash Value: The Policy Value less any applicable Surrender Charges.
Face Amount: An amount we use to determine the death benefit. On the Policy date, the Face Amount equals the initial Face Amount shown in your Policy. Thereafter, it may change under the terms of the Policy.
Funds: The registered open-end management companies in which assets of the Separate Account may be invested. The Funds are offered exclusively as investment choices in variable insurance products issued by life insurance companies. They are not offered or made available directly to the public. These Funds may contain different investments than the similarly named mutual funds offered by the money manager; therefore, investment results may differ. Fund holdings and investment strategies are subject to change. Investments in some Funds may involve certain risks and may not be appropriate for all investors.
General Account: An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 4%.
Guaranteed Death Benefit: A Policy feature that guarantees your Policy will not lapse regardless of Policy Value as long as you meet the requirements of the guarantee.
Indebtedness: All loans taken on the Policy, plus any interest due or accrued minus any loan repayments.
Loan Account: An account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub- Accounts.
Monthly Activity Date: The Policy date and the same date in each succeeding month as the Policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.
Policy: A legal contract between the Policy Owner and Union Security Insurance Company that provides a death benefit payable to the beneficiary upon death of the Insured in accordance with the Policy.
Policy Owner: The owner or entity named as such in the application whom has all the rights stated in this Policy while the Insured is living.
Policy Value: The total of all amounts in the General Account, Loan Account and Sub-Accounts.
Separate Account: An account which has been established by us to separate the assets funding the variable benefits for the class of policies to which the Policy belongs from our other assets.
Sub-Account: A subdivision of the Separate Account.
Surrender Charge: A charge that may be assessed if you surrender your Policy.
Valuation Day: The date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.
We, us, our: Union Security Insurance Company or Prudential Insurance Company of America in its capacity as administrator, as the case may be.
You, your: The owner of the Policy.

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To Learn More About:

Wall Street Series VULTM
issued by
Union Security Insurance Company
5910 Mineral Point Rd
Madison, WI 53705

We have filed with the Securities and Exchange Commission a prospectus and a statement of additional information (“SAI”) dated May 1, 2022, under the Securities Act of 1933, Registration No. 333-69327, that include additional information about the Policy, the company, and Union Security Insurance Company Variable Account C. The prospectus and SAI are incorporated by reference into this summary prospectus. The SEC maintains a website (www.SEC.gov) that contains the Wall Street Series VULTM prospectus, SAI, material incorporated by reference, and other information about us; copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-231-5453 to ask us questions, request information about the Policy, and obtain copies of the prospectus, SAI, or other documents without charge. You can also view the SAI located with the prospectus at www.policyowner-services.com/productperformance, or request a copy by writing to us at: Union Security Insurance Company, P.O. Box 305034, Nashville, TN 37230-5034.

EDGAR Class/Contract Identifier: C000008022
Investment Company Act of 1940: Registration No. 811-04613